Supplemental Cash Flow Information (Tables)	3 Months Ended
Mar. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Net Changes In Components Of Operating Assets And Liabilities
The following table provides information regarding the net changes in components of operating assets and liabilities.

	Three Months Ended March 31,
	2015	2014
(Increase) decrease in:
Accounts receivable	$70,903	$60,046
Inventories	(16,973)	(11,700)
Deferred charges	(3,103)	—
Other current assets	(4,722)	41,623
Increase (decrease) in:
Accounts payable	(37,826)	(1,867)
Accrued liabilities	(2,343)	(35,184)
Net changes in components of operating assets and liabilities	5,936	52,918